Customer and Supplier Concentrations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer and Supplier Concentrations [Line Items]
Accounts receivable (in Dollars)	$ 2,109,572	$ 28,301
Due from Customer One [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Accounts receivable (in Dollars)			$ 2,178,000
Due from Customer Two [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Accounts receivable (in Dollars)			$ 636,639
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	21.50%	11.99%	14.67%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	14.51%	25.19%	18.08%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	17.16%	0.45%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage			10.82%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage		20.59%	15.85%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage		11.73%	11.58%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage		10.28%	10.24%
Customer Concentration Risk [Member] | Due from Customer One [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage			21.86%
Customer Concentration Risk [Member] | Due from Customer Two [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage			6.39%